Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses And Other Current Liabilities (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Research and development	$ 7,829,748	$ 9,272,095
Employee compensation costs	2,485,516	2,060,991
Consulting and professional services	2,334,731	542,436
Legal expenses	741,598	407,923
Deferred rent	122,329	165,373
Other	312,128	71,202
Total	$ 13,826,050	$ 12,520,020